Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 738	$ 1,185	$ 6,760
Prepaid expenses and other assets	21,720	14,077	833
Total current assets	22,458	15,262	7,593
Restricted cash			161,449
Cash and investment held in Trust Account		12,257,933	23,769,229
Restricted cash held in trust account	12,354,984	12,257,933
TOTAL ASSETS	12,377,442	12,273,195	23,938,271
Current liabilities
Accounts payable and accrued expenses	2,981,973	2,929,443	2,846,126
Franchise tax payable	23,123		80,000
Income taxes payable	146,802	125,950
Excise tax payable and interest and penalties	742,784	719,090	583,520
Working capital loans – related party	2,215,455	1,740,966	549,100
Total current liabilities	8,850,171	8,225,483	6,648,780
Deferred underwriting fee payable	2,704,690	2,704,690	2,704,690
TOTAL LIABILITIES	11,554,861	10,930,173	9,353,470
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption	12,184,286	12,145,287	23,850,678
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Common Stock, value	228	228	228
Additional paid-in capital
Accumulated deficit	(11,361,933)	(10,802,493)	(9,266,105)
TOTAL STOCKHOLDERS’ DEFICIT	(11,361,705)	(10,802,265)	(9,265,877)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	12,377,442	12,273,195	23,938,271
EVOLUTION METALS LLC
Current assets
Cash	3,732,564	2,614,710
Prepaid expenses and other assets	147,834	23,191
Notes receivable, current, net	1,364,962	957,717
Convertible notes receivable, net	2,052,527	1,981,420
Total current assets	9,762,737	7,201,888
Deferred transaction costs	6,793,212	3,994,751
Notes receivable, net of current portion, net	4,500,000	4,500,000
TOTAL ASSETS	21,055,949	15,696,639
Current liabilities
Accounts payable	3,897,264	1,523,278
Accrued expenses	61,805	84,337
July Investment Agreement Derivative (Note 8)	65,803,887	53,231,638
CPU Share Allocation Obligations (Note 8)	17,426,650	10,231,516
Total current liabilities	87,189,606	65,070,769
TOTAL LIABILITIES	87,189,606	65,070,769
STOCKHOLDERS’ DEFICIT
Member units	100	100
Convertible preferred units	12,337,352	9,587,352
Subscription Receivable	(1,500,000)
Accumulated deficit	(76,971,109)	(58,961,582)
TOTAL STOCKHOLDERS’ DEFICIT	(66,133,657)	(49,374,130)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	21,055,949	15,696,639
Due to Affiliates
Current liabilities
Due to affiliates	443,663	413,663	293,663
Related Party
Current liabilities
Convertible promissory notes – related party	2,296,371	2,296,371	$ 2,296,371
Related Party | EVOLUTION METALS LLC
Current assets
Notes receivable, related party, net	$ 2,464,850	$ 1,624,850